Subsequent Events (Notes)	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]
20. Subsequent Events

a.
In November 2019, the Board of Directors determined to effect a one-for-eight reverse stock split of the Company's Class A common shares, par value $0.01 per share, and Class B common shares, par value $0.01 per share, which will be approved by its controlling shareholder, Teekay Corporation. The reverse stock split is expected to take effect, and the Company's Class A common shares are expected to begin trading on a split-adjusted basis on the New York Stock Exchange (NYSE), as of the opening of trading on November 25, 2019. When the reverse stock split becomes effective, every eight of the Company's issued and outstanding common shares will be combined into one issued common share, without any change to the par value per share. This will reduce the number of issued and outstanding Class A and B common shares from approximately 232.0 million and 37.0 million to approximately 29.0 million and 4.6 million, respectively. These consolidated financial statements have not been retrospectively adjusted to reflect the expected changes in the number of issued and outstanding common shares from this reverse stock split.